Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes Payable
Schedule of warrant
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value

January 1, 2021	5,595,378	$0.63	2.85	$314,260
Grants	-
Exercises	(1,030,166)	$0.42	-	-
Expirations	(280,212)	$0.35	-	-
June 30, 2021	4,285,000	$0.70	2.98	$1,371,200

Warrants exercisable at:
June 30, 2021	4,285,000	$0.70	2.98	$1,371,200

Schedule of options pricing model
Summary of common stock warrants outstanding
Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price
$0.70	4,285,000	2.98	$0.70

$0.70	4,285,000	2.98	$0.70